Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues
Hardware	$ 2,105,018	$ 2,341,235
Hardware - related party	255,344	352,008
Tax devices and service	2,254,176	1,937,126
Software	699,490	1,005,463
Software - related party	353,977	447,129
IT services	136,722	850,991
Total revenues	5,804,727	6,933,952
Cost of revenues	(2,633,455)	(3,188,825)
Gross profit	3,171,272	3,745,127
Operating expenses:
General and administrative expenses	1,415,484	1,222,521
Selling expenses	2,012	330,556
Total operating expenses	1,417,496	1,553,077
Operating income	1,753,776	2,192,050
Other income (expense)
Government subsidies	101,965	50,629
Net investment income	99,574	103,244
Financial income (expense), net	2,607	(4,839)
Other, net	179	17,088
Total other income (expense)	204,325	166,122
Net income before provision for income taxes	1,958,101	2,358,172
Income tax expense	269,242	339,178
Net income	1,688,859	2,018,994
Comprehensive income
Net income	1,688,859	2,018,994
Foreign currency translation gain (loss)	521,914	(99,820)
Comprehensive income	$ 2,210,773	$ 1,919,174
Earnings per ordinary share
– Basic and diluted (in Dollars per share)	$ 0.15	$ 0.18
Weighted average number of ordinary shares outstanding
–Basic and diluted (in Shares)	10,987,679	10,987,679